January 2, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN: Ms. Deborah O’Neal-Johnson

Document Control – EDGAR

RE:      Columbia Funds Series Trust (the Registrant)

Columbia Marsico Global Fund and Columbia Marsico 21st Century Fund

Post-Effective Amendment No. 127

File No. 333-89661; 811-09645

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 127 (Amendment). This Amendment was filed electronically on December 23, 2013.

If you have any questions regarding this filing, please contact the undersigned at (617) 385-9536 or MaryEllen McLaughlin at (617) 385-9540.

Sincerely,

/s/ Ryan C. Larrenaga

Ryan C. Larrenaga

Assistant Secretary